8. Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders Equity Tables
Summary of the common stock and warrant activity
	Common Shares	Warrants
January 26, 2016 Securities Purchase Agreement	227,273	56,818
February 24, 2016 Warrant Exercises	1,142,529	(1,142,529)
February 24, 2016 Warrant Issue		285,654
March 3, 2016 Warrants Replaced		(480,784)
March 3, 2016 Warrant Re-Issue		1,923,137
March 10, 2016 Stock Purchase Agreement	5,076,863	5,076,863
Warrants Issued for Services		202,955
Totals	6,446,665	5,922,114

Share-Based Payment Award, Stock Options, Valuation Assumptions
Exercise price	$1.34
Risk free interest rate	1.02% - 1.81%
Volatility	62.13% - 70.48%
Expected term	5.5 Years
Dividend yield	None

Years Ended
	December 31, 2015	December 31, 2014
Exercise price	$1.20 - $2.32	$0.54 - $2.00
Risk free interest rate	0.80% to 1.84%	0.66% to 2.09%
Volatility	27.62% - 60.7%	29.65% - 37.13%
Expected Term	2.5 Years – 5.5 Years	2.5 Years - 6 Years
Dividend yield	None	None

Share-Based Payment Award, Warrants, Valuation Assumptions
Years Ended
	December 31, 2015	December 31, 2014
Exercise price	$1.50	$0.75 - $1.12
Risk free interest rate	0.39% to 0.46%	0.63% to 1.87%
Volatility	26.47% - 26.66%	28.93% - 36.91%
Expected Term	1.5 Years	2.5 Years – 5.75 Years
Dividend yield	None	None

Schedule of Stock Incentive Plan
Options	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	11,309,864	$0.81
Issued	3,140,000	$1.37
Exercised	(3,053,397)	$0.66
Forfeitures	(1,036,383)	$1.07
Outstanding at December 31, 2015	10,360,084	$1.01
Issued	317,874	$1.34
Exercised	(20,000)	$0.70
Forfeitures	(39,000)	$1.26
Outstanding at March 31, 2016	10,618,958	$1.00

		Weighted Average
	Outstanding Options	Exercise Price
Outstanding at December 31, 2013	5,639,864	$0.83
Issued	6,585,000	$0.80
Exercised	(33,334)	$0.70
Forfeitures	(881,666)	$0.85
Outstanding at December 31, 2014	11,309,864	$0.81
Issued	3,140,000	$1.37
Exercised	(3,053,397)	$0.66
Forfeitures	(1,036,383)	$1.07
Outstanding at December 31, 2015	10,360,084	$1.01

Exercisable at December 31, 2015	7,439,084	$0.97

Schedule of Warrants Activity under incentive plan
Warrants	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2014	18,753,060	$1.06
Issued	15,848,643	$1.09
Exercised	(1,546,308)	$0.76
Cancelled	(7,187,642)	$0.80
Outstanding at December 31, 2015	25,867,753	$1.16
Issued	7,488,609	$1.12
Exercised	(1,712,529)	$0.99
Cancelled	(1,183,162)	$1.11
Outstanding at March 31, 2016	30,460,671	$1.16

	Outstanding Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2013	19,112,360	$1.11
Issued	927,000	$1.05
Exercised	(1,186,300)	$0.71
Cancelled	(100,000)	$0.75
Outstanding at December 31, 2014	18,753,060	$1.06
Issued	15,848,643	$1.09
Exercised	(1,546,308)	$0.76
Cancelled	(7,187,642)	$0.80
Outstanding at December 31, 2015	25,867,753	$1.16